Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail)	12 Months Ended
	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		15,177,322	15,177,322
Granted,Weighted average grant-date | $ / shares			$ 39.31
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance	29,194,817	35,995,906	35,995,906	33,860,228
Granted	17,812,098			28,010,128
Vested	(9,466,806)	(11,276,824)	(11,276,824)	(19,564,802)
Forfeited	(6,274,291)	(10,701,587)	(10,701,587)	(6,309,648)
Outstanding balance	31,265,818	29,194,817	29,194,817	35,995,906
Expected to vest as of December 31, 2020,shares	25,950,949	24,487,867	24,487,867	33,116,233
Weighted average grant-date | ¥ / shares	¥ 54.42	¥ 59.72		¥ 38.75
Granted,Weighted average grant-date | ¥ / shares	31.01			68.29
Vested,Weighted average grant-date | ¥ / shares	55.93	55.66		37.27
Forfeited,Weighted average grant-date | ¥ / shares	60.27	51.52		81.29
Weighted average grant date fair value | ¥ / shares	¥ 40.07	¥ 54.42		¥ 59.72